Invesco Annual Financial Statements and Other Information
September 30, 2024
QQQ	Invesco QQQ TrustSM, Series 1

Introduction
The Invesco QQQ TrustSM, Series 1 (the "Trust") is a unit investment trust that issues securities called Invesco QQQ SharesSM. The Trust holds all of the component securities of the Nasdaq-100 Index® (the "Underlying Index"). The investment objective of the Trust is to seek to track the investment results, before fees and expenses, of the Underlying Index (the component securities of the Underlying Index are sometimes referred to herein as "Index Securities"). There can be no assurance that this investment objective will be met fully.

Invesco QQQ TrustSM, Series 1 (QQQ)
September 30, 2024
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Automobiles-3.23%
Tesla, Inc.(b)	36,317,036	$9,501,626,129
Beverages-2.45%
Coca-Cola Europacific Partners PLC (United Kingdom)	8,907,648	701,477,280
Keurig Dr Pepper, Inc.	26,305,649	985,935,724
Monster Beverage Corp.(b)	19,001,376	991,301,786
PepsiCo, Inc.	26,644,840	4,530,955,042
		7,209,669,832
Biotechnology-3.72%
Amgen, Inc.	10,423,211	3,358,462,816
Biogen, Inc.(b)	2,825,581	547,710,621
Gilead Sciences, Inc.	24,150,610	2,024,787,143
Moderna, Inc.(b)	7,456,589	498,323,843
Regeneron Pharmaceuticals, Inc.(b)	2,103,107	2,210,870,203
Vertex Pharmaceuticals, Inc.(b)	5,006,728	2,328,529,058
		10,968,683,684
Broadline Retail-6.27%
Amazon.com, Inc.(b)	78,825,341	14,687,525,788
MercadoLibre, Inc. (Brazil)(b)	983,459	2,018,018,530
PDD Holdings, Inc., ADR (China)(b)	12,956,600	1,746,679,246
		18,452,223,564
Chemicals-1.50%
Linde PLC	9,262,699	4,417,010,645
Commercial Services & Supplies-0.88%
Cintas Corp.	7,818,938	1,609,762,955
Copart, Inc.(b)	18,666,844	978,142,626
		2,587,905,581
Communications Equipment-1.41%
Cisco Systems, Inc.	78,151,754	4,159,236,348
Consumer Staples Distribution & Retail-2.69%
Costco Wholesale Corp.	8,599,906	7,623,988,667
Dollar Tree, Inc.(b)	4,169,530	293,201,350
		7,917,190,017
Electric Utilities-1.40%
American Electric Power Co., Inc.	10,322,180	1,059,055,668
Constellation Energy Corp.	6,065,622	1,577,183,033
Exelon Corp.	19,407,864	786,988,885
Xcel Energy, Inc.	10,814,507	706,187,307
		4,129,414,893
Electronic Equipment, Instruments & Components-0.20%
CDW Corp.	2,591,127	586,372,040
Energy Equipment & Services-0.24%
Baker Hughes Co., Class A	19,270,629	696,633,238
Entertainment-2.57%
Electronic Arts, Inc.	5,124,994	735,129,139
Netflix, Inc.(b)	8,325,016	5,904,684,098
Take-Two Interactive Software, Inc.(b)	3,400,166	522,639,516
Warner Bros. Discovery, Inc.(b)	47,562,631	392,391,706
		7,554,844,459
Financial Services-0.53%
PayPal Holdings, Inc.(b)	19,831,421	1,547,445,781
	Shares	Value
Food Products-0.93%
Kraft Heinz Co. (The)	23,453,949	$823,468,150
Mondelez International, Inc., Class A	25,912,069	1,908,942,123
		2,732,410,273
Ground Transportation-0.72%
CSX Corp.	37,608,049	1,298,605,932
Old Dominion Freight Line, Inc.	4,156,973	825,741,117
		2,124,347,049
Health Care Equipment & Supplies-1.88%
DexCom, Inc.(b)	7,773,363	521,126,256
GE HealthCare Technologies, Inc.	8,858,409	831,361,685
IDEXX Laboratories, Inc.(b)	1,596,592	806,630,210
Intuitive Surgical, Inc.(b)	6,893,216	3,386,430,224
		5,545,548,375
Hotels, Restaurants & Leisure-2.85%
Airbnb, Inc., Class A(b)	8,535,271	1,082,357,715
Booking Holdings, Inc.	650,315	2,739,204,818
DoorDash, Inc., Class A(b)	7,461,037	1,064,913,811
Marriott International, Inc., Class A	5,461,031	1,357,612,307
Starbucks Corp.	21,982,041	2,143,029,177
		8,387,117,828
Industrial Conglomerates-0.88%
Honeywell International, Inc.	12,602,453	2,605,053,060
Interactive Media & Services-9.94%
Alphabet, Inc., Class A	44,003,125	7,297,918,281
Alphabet, Inc., Class C	41,945,278	7,012,831,029
Meta Platforms, Inc., Class A	26,103,505	14,942,690,402
		29,253,439,712
IT Services-0.38%
Cognizant Technology Solutions Corp., Class A	9,614,867	742,075,435
MongoDB, Inc.(b)	1,432,940	387,395,329
		1,129,470,764
Life Sciences Tools & Services-0.14%
Illumina, Inc.(b)	3,090,143	402,985,549
Machinery-0.34%
PACCAR, Inc.	10,168,956	1,003,472,578
Media-1.69%
Charter Communications, Inc., Class A(b)	2,768,935	897,356,455
Comcast Corp., Class A	74,936,365	3,130,091,966
Trade Desk, Inc. (The), Class A(b)	8,683,785	952,177,025
		4,979,625,446
Oil, Gas & Consumable Fuels-0.20%
Diamondback Energy, Inc.	3,460,526	596,594,682
Pharmaceuticals-0.30%
AstraZeneca PLC, ADR (United Kingdom)	11,295,623	880,041,988
Professional Services-1.31%
Automatic Data Processing, Inc.	7,910,507	2,189,074,602
Paychex, Inc.	6,978,324	936,421,297
Verisk Analytics, Inc.	2,762,755	740,307,830
		3,865,803,729
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco QQQ TrustSM, Series 1 (QQQ)—(continued)
September 30, 2024
	Shares	Value
Real Estate Management & Development-0.20%
CoStar Group, Inc.(b)	7,949,711	$599,726,198
Semiconductors & Semiconductor Equipment-23.84%
Advanced Micro Devices, Inc.(b)	31,395,615	5,151,392,509
Analog Devices, Inc.	9,631,085	2,216,786,834
Applied Materials, Inc.	15,991,974	3,231,178,347
ARM Holdings PLC, ADR(b)	2,427,395	347,141,759
ASML Holding N.V., New York Shares (Netherlands)	1,828,329	1,523,455,139
Broadcom, Inc.	89,895,391	15,506,954,947
GLOBALFOUNDRIES, Inc.(b)	10,699,351	430,648,878
Intel Corp.	82,946,711	1,945,929,840
KLA Corp.	2,607,587	2,019,341,449
Lam Research Corp.	2,519,360	2,055,999,309
Marvell Technology, Inc.	16,802,727	1,211,812,671
Microchip Technology, Inc.	10,407,240	835,597,300
Micron Technology, Inc.	21,509,536	2,230,753,979
NVIDIA Corp.	184,228,776	22,372,742,557
NXP Semiconductors N.V. (China)	4,941,362	1,185,976,294
ON Semiconductor Corp.(b)	8,309,347	603,341,686
QUALCOMM, Inc.	21,609,591	3,674,710,949
Texas Instruments, Inc.	17,711,436	3,658,651,334
		70,202,415,781
Software-15.25%
Adobe, Inc.(b)	8,601,161	4,453,509,143
ANSYS, Inc.(b)	1,695,161	540,129,149
Atlassian Corp., Class A(b)	3,104,353	493,002,300
Autodesk, Inc.(b)	4,180,485	1,151,640,008
Cadence Design Systems, Inc.(b)	5,311,611	1,439,605,929
CrowdStrike Holdings, Inc., Class A(b)	4,514,294	1,266,124,038
Datadog, Inc., Class A(b)	6,034,976	694,384,339
	Shares	Value
Software-(continued)
Fortinet, Inc.(b)	14,837,845	$1,150,674,880
Intuit, Inc.	5,422,714	3,367,505,394
Microsoft Corp.	55,824,669	24,021,355,071
Palo Alto Networks, Inc.(b)	6,281,132	2,146,890,918
Roper Technologies, Inc.	2,079,464	1,157,096,948
Synopsys, Inc.(b)	2,979,819	1,508,950,543
Workday, Inc., Class A(b)	4,131,806	1,009,854,704
Zscaler, Inc.(b)	2,932,008	501,197,447
		44,901,920,811
Specialty Retail-0.77%
O’Reilly Automotive, Inc.(b)	1,125,189	1,295,767,653
Ross Stores, Inc.	6,470,740	973,911,077
		2,269,678,730
Technology Hardware, Storage & Peripherals-9.20%
Apple, Inc.	114,188,331	26,605,881,123
Super Micro Computer, Inc.(b)	1,135,880	472,980,432
		27,078,861,555
Textiles, Apparel & Luxury Goods-0.21%
lululemon athletica, inc.(b)	2,282,386	619,325,441
Trading Companies & Distributors-0.27%
Fastenal Co.	11,108,303	793,355,000
Wireless Telecommunication Services-1.59%
T-Mobile US, Inc.	22,633,508	4,670,650,711
TOTAL INVESTMENTS IN SECURITIES-99.98% (Cost $286,332,800,493)		294,370,101,471
OTHER ASSETS LESS LIABILITIES-0.02%		69,589,196
NET ASSETS-100.00%		$294,439,690,667

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Statement of Assets and Liabilities
September 30, 2024

Invesco QQQ TrustSM, Series 1 (QQQ)
Assets:
Investments in securities, at value	$294,370,101,471
Cash	619,789,415
Receivable for:
Dividends	46,993,324
Investments sold	585,655,601
Fund shares sold	244,064,554
Other assets	16
Total assets	295,866,604,381
Liabilities:
Payable for:
Distributions	407,605,092
Amount due to Licensor	58,169,482
Amount due to Trustee	9,996,159
Amount due to Sponsor	120,340,976
Investments purchased	244,023,167
Fund shares repurchased	585,754,931
Accrued expenses	1,023,907
Total liabilities	1,426,913,714
Net Assets	$294,439,690,667
Net assets consist of:
Shares of beneficial interest	$298,551,784,044
Distributable earnings (loss)	(4,112,093,377)
Net Assets	$294,439,690,667
Shares outstanding (unlimited amount authorized, no par value)	603,200,000
Net asset value	$488.13
Investments in securities, at cost	$286,332,800,493
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Statement of Operations
For the years ended September 30, 2024, 2023, 2022

	Invesco QQQ TrustSM, Series 1 (QQQ)
	2024	2023	2022
Investment income:
Dividend income	$2,275,365,012	$1,530,665,911	$1,445,317,475
Foreign withholding tax	(4,512,729)	(3,382,279)	(3,019,151)
Total investment income	2,270,852,283	1,527,283,632	1,442,298,324
Expenses:
Licensing fees	205,264,687	141,387,765	147,972,422
Professional fees	3,333,012	145,926	146,350
Marketing expenses	175,298,544	125,152,810	132,632,707
Trustee fees	109,192,942	77,543,637	80,835,965
Other expenses	12,071,662	2,985,613	1,830,188
Total expenses	505,160,847	347,215,751	363,417,632
Net investment income	1,765,691,436	1,180,067,881	1,078,880,692
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(5,467,999,797)	(9,180,999,919)	(2,490,022,182)
In-kind redemptions	46,073,262,076	15,299,993,158	24,080,632,113
Net realized gain	40,605,262,279	6,118,993,239	21,590,609,931
Change in net unrealized appreciation (depreciation) on investment securities	33,815,202,693	42,737,519,479	(71,618,012,262)
Net realized and unrealized gain (loss)	74,420,464,972	48,856,512,718	(50,027,402,331)
Net increase (decrease) in net assets resulting from operations	$76,186,156,408	$50,036,580,599	$(48,948,521,639)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Statement of Changes in Net Assets
For the years ended September 30, 2024, 2023, 2022

	Invesco QQQ TrustSM, Series 1 (QQQ)
	2024	2023	2022
Operations:
Net investment income	$1,765,691,436	$1,180,067,881	$1,078,880,692
Net realized gain	40,605,262,279	6,118,993,239	21,590,609,931
Change in net unrealized appreciation (depreciation)	33,815,202,693	42,737,519,479	(71,618,012,262)
Net increase (decrease) in net assets resulting from operations	76,186,156,408	50,036,580,599	(48,948,521,639)
Distributions to Shareholders from:
Distributable earnings	(1,754,100,291)	(1,172,644,013)	(1,066,866,605)
Shareholder Transactions:
Proceeds from shares sold	333,981,127,592	277,470,162,212	330,967,819,510
Value of shares repurchased	(310,552,478,152)	(277,551,381,651)	(315,620,823,242)
Net increase (decrease) in net assets resulting from share transactions	23,428,649,440	(81,219,439)	15,346,996,268
Net increase (decrease) in net assets	97,860,705,557	48,782,717,147	(34,668,391,976)
Net assets:
Beginning of year	196,578,985,110	147,796,267,963	182,464,659,939
End of year	$294,439,690,667	$196,578,985,110	$147,796,267,963
Changes in Shares Outstanding:
Shares sold	778,400,000	861,600,000	988,850,000
Shares repurchased	(723,800,000)	(866,100,000)	(945,750,000)
Shares outstanding, beginning of year	548,600,000	553,100,000	510,000,000
Shares outstanding, end of year	603,200,000	548,600,000	553,100,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights
Invesco QQQ TrustSM, Series 1 (QQQ)
	Years Ended September 30,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$358.33	$267.21	$357.77	$278.19	$188.77
Net investment income(a)	3.03	2.17	2.01	1.79	1.71
Net realized and unrealized gain (loss) on investments	129.81	91.12	(90.60)	79.56	89.34
Total from investment operations	132.84	93.29	(88.59)	81.35	91.05
Distributions to shareholders from:
Net investment income	(3.04)	(2.17)	(1.97)	(1.77)	(1.63)
Net asset value at end of year	$488.13	$358.33	$267.21	$357.77	$278.19
Net Asset Value Total Return(b)	37.21%	34.98%	(24.86)%	29.30%	48.44%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$294,439,691	$196,578,985	$147,796,268	$182,464,660	$135,714,200
Ratio to average net assets of:
Expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.70%	0.68%	0.59%	0.54%	0.75%
Portfolio turnover rate(c)	8.07%	22.08%	7.10%	8.89%	7.68%

(a)	Based on average shares outstanding.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total investment returns calculated for a period of less than one year are not annualized.

(c)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Notes to Financial Statements
Invesco QQQ TrustSM, Series 1
September 30, 2024
NOTE 1—Organization
The Invesco QQQ TrustSM, Series 1 (the “Trust”) is a unit investment trust organized under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended (the “1940 Act”).
The shares of the Trust are referred to herein as “Shares” or “Trust’s Shares.” The Trust’s Shares are listed and traded on the NASDAQ Global Market tier of NASDAQ.
The market price of a Share may differ to some degree from the Trust’s net asset value (“NAV”). Unlike conventional mutual funds, the Trust issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the Nasdaq—100 Index® (the “Underlying Index”).
The investment objective of the Trust is to seek to track the investment results, before fees and expenses, of the Underlying Index.
The Bank of New York Mellon (the “Trustee”) has entered into an Agency Agreement with Invesco Capital Management LLC (the “Sponsor”) (the “Agency Agreement”). Under the terms of the Agency Agreement, the Sponsor will perform certain functions on behalf of the Trustee: (a) relating to the evaluation of the portfolio securities held by the Trust for the purposes of determining the NAV of the Trust, and (b) relating to rebalancing and adjustments of the Trust’s portfolio.
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Trust in preparation of its financial statements.
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
Portfolio securities are valued at the last trade or official closing price of the exchange on which they trade, which is deemed to be the principal market on which the securities are traded, or if there is no last trade or official closing price on the day of valuation, a security is valued at the closing bid price on that day. If a security is not quoted, if the principal market of the security is other than an exchange, or the Sponsor deems the last trade, official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued in good faith by the Sponsor, in a manner consistent with Rule 2a-5 under the 1940 Act and pursuant to the Trust Indenture and Agreement (the “Trust Agreement”) and the Agency Agreement based on (a) the last trade or closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market, (b) current bid prices on the principal market or such other markets, (c) if bid prices are not available, current bid prices for comparable securities, (d) by the Sponsor’s appraisal of the value of the securities in good faith, or (e) any combination thereof. In the event that the Agency Agreement is terminated, the Trustee would be responsible for the valuation steps set forth above in accordance with the terms and conditions of the Trust Agreement.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Trust may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Trust may periodically participate in litigation related to the Trust’s investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s NAV and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the Sponsor.
C.
Country Determination - For the purposes of presentation in the Schedule of Investments, the Sponsor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether the Trust’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - The Trust declares and distributes dividends, if any, from net investment income quarterly. The Trust will distribute net realized capital gains, if any, at least annually.
E.
Federal Income Taxes - The Trust intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Trust’s taxable earnings to its shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Trust files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Under the Trust Agreement, the Trust is responsible for the Trustee’s fee (including fees for extraordinary expenses and other services), transfer agency services fees, governmental fees, any taxes, fees, and charges payable by the Trustee with respect to Shares, expenses and costs of any action taken by the Trustee or the Sponsor to protect the Trust and the rights and interests of beneficial owners of Shares, indemnification of the Trustee or the Sponsor, expenses incurred in contacting beneficial owners of Shares, brokerage commissions and other transactional charges and other out-of-pocket  expenses of the Trust.
In addition, the Trust may be charged for expenses related to reimbursement to the Sponsor for annual licensing fees, federal and state annual registration fees and expenses of the Sponsor relating to the printing and distribution of marketing materials. Pursuant to the provisions of an exemptive order, the expenses set forth in this paragraph may be charged to the Trust in an amount equal to the actual costs incurred, but shall not exceed 0.20% per annum of the daily NAV of the Trust.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Other Risks
ADR Risk. The Trust is subject to risks associated with investments in American Depositary Receipts (“ADRs”) included in the Underlying Index. ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
Equity Risk. The Trust is subject to equity risk, which is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Trust holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Index Risk. Unlike many investment companies, the Trust does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Trust would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.
Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to the Trust’s NAV.
Non-Correlation Risk. The Trust’s return may not match the return of its Underlying Index for a number of reasons. For example, the Trust incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Trust’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of the Trust and its Underlying Index may vary due to asset valuation differences and differences between the Trust’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.
NOTE 3—Agreements with the Trustee, Licensor and Sponsor
The Trust accrues daily and pays monthly the expenses of its operations, including Trustee fees, reimbursement to the Sponsor for expenses relating to the marketing of the Trust and fees to the Nasdaq, Inc. (the "Licensor") for a license to use the Underlying Index as a basis for determining the composition and weighting of securities held by the Trust.
The Sponsor entered into a license agreement with the Licensor (the “License Agreement”). Under the License Agreement, the license fee payable by the Trust is at an annual rate equal to the sum of (i) the product of (A) that portion of the average net assets of the Trust and other Nasdaq-related products of the Sponsor and its affiliates, on an aggregate basis, up to and including $25,000,000,000 and (B) 0.09%, and (ii) the product of (A) an amount equal to that portion of the average net assets of the Trust and other Nasdaq-related products of the Sponsor and its affiliates, on an aggregate basis, in excess of $25,000,000,000 and (B) 0.08%, with such sum multiplied by the percentage of the aggregate average net assets attributable to the Trust. The license fee, under no circumstances, will exceed 0.09% of the aggregate average net assets, but may be lower in the future based on the aggregate average net assets. The License Agreement may be amended by the parties thereto without the consent of any of the beneficial owners of Trust shares and the License Agreement has no expressed termination date.
In accordance with the Trust Agreement, the Trustee maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities, which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the compositions and/or weighting structure of the Underlying Index.
For these services, the Trustee receives a fee at the following annual rates:
Net Assets	Fee as Percentage of Net Assets
$0-$499,999,999*	0.10% per annum
$500,000,000-$2,499,999,999*	0.08% per annum
$2,500,000,000-$24,999,999,999*	0.06% per annum
$25,000,000,000-$49,999,999,999*	0.05% per annum
$50,000,000,000 and above*	0.04% per annum
*
The fee indicated applies to that portion of the net assets of the Trust that falls in the size category indicated and is computed each business day on the basis of the net assets of the Trust on such day.
The minimum annual fee, which shall be paid to the Trustee, is $180,000. To the extent that the amount of the Trustee’s compensation is less than such minimum annual fee, the Sponsor has agreed to pay the amount of such shortfall.
Marketing expenses for the years ended September 30, 2024, 2023 and 2022, represent expenses incurred by the Sponsor, if any, on behalf of the Trust and charged to the Trust, subject to the reimbursement provisions below. Marketing expenses are paid by the Sponsor on behalf of the Trust for invoices received directly by the Sponsor during the year.

In accordance with the terms of the Trust Agreement and the Agency Agreement, the Trustee will pay, from its own assets, the Sponsor to perform the following services for the Trust: adjust the composition of the portfolio, calculate and adjust, if necessary, the weighting of each security in the portfolio, dispose of or exchange securities after it has been determined that such securities will be removed from the Underlying Index and direct securities transactions to brokers or dealers, which may include affiliates of the Trustee, but will not include affiliates of the Sponsor.
The Sponsor had undertaken that on each day during the fiscal year ended September 30, 2024, and until determined otherwise, the ordinary operating expenses of the Trust as calculated by the Trustee would not be permitted to exceed an amount which is 20/100 of one percent (0.20%) per annum of the daily NAV of the Trust. To the extent during such period that ordinary operating expenses of the Trust exceeded such 0.20% amount, the Sponsor has agreed to reimburse the Trust for or assume such excess ordinary operating expenses. The Sponsor may be repaid by the Trust for expenses so reimbursed or assumed to the extent that subsequently during the fiscal year expenses fall below the 0.20% per annum level on any given day.
Invesco Distributors, Inc., an affiliate of the Sponsor, is the distributor for the Trust. The Sponsor, not the Trust, pays the Distributor a flat annual fee of $35,000 for its distribution services and the Trust does not reimburse the Sponsor for such fees.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Sponsor’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of September 30, 2024, all of the securities in the Trust were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended September 30, 2024, 2023 and 2022:
	September 30, 2024	September 30, 2023	September 30, 2022
Ordinary income*	$1,754,100,291	$1,172,644,013	$1,066,866,605

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
Undistributed ordinary income	$468,469,108
Net unrealized appreciation — investments	6,722,583,499
Temporary book/tax differences	(407,605,088)
Capital loss carryforward	(10,895,540,896)
Shares of beneficial interest	298,551,784,044
Total net assets	$294,439,690,667
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Trust to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards for the Trust as of September 30, 2024:
No expiration
Short-Term	Long-Term	Total*
$173,922,317	$10,721,618,579	$10,895,540,896

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the fiscal year ended September 30, 2024, the aggregate cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were $20,272,292,235 and $20,273,215,259, respectively.
For the fiscal year ended September 30, 2024, in-kind transactions associated with creations and redemptions were $333,787,574,334 and $310,363,729,281, respectively.
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of September 30, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Aggregate unrealized appreciation of investments	$25,285,425,053
Aggregate unrealized (depreciation) of investments	(18,562,841,554)
Net unrealized appreciation of investments	$6,722,583,499
Cost of investments for tax purposes is $287,647,517,972.
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions and securities sold with adjusted tax basis on September 30, 2024, amounts were reclassified between undistributed net investment income, undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of the Trust. For the fiscal year ended September 30, 2024, the reclassifications were as follows:
Undistributed Net Investment Income	$(2,400,786)
Undistributed Net Realized Gain (Loss)	(44,006,577,032)
Shares of Beneficial Interest	44,008,977,818
NOTE 8—Capital
Shares are issued and redeemed only in Creation Units of 50,000 Shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income of the shares and a balancing cash component to equate the transaction to the NAV per share of the Trust on the transaction date. The transaction fee charged in connection with creation or redemption of Creation Units through the continuous net settlement system of National Securities Clearing Corporation (the “Clearing Process”) is either, $0, $500 or $1,000 per participating party per day, depending on specific circumstances. The total fee that can be charged in connection with the creation or redemption of Creation Units outside the Clearing Process is $4,000 per participating party per day.
Transaction fees are received by the Trustee from the participating party and used to offset the expense of processing orders. For the years ended September 30, 2024, 2023 and 2022, the Trustee earned $1,914,000, $2,007,000, and $2,102,050, respectively, in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive the transaction fee, or modify the transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2024, 2023 and 2022.
Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets.

Report of Independent Registered Public Accounting Firm
To the Sponsor, Trustee and Shareholders of Invesco QQQ TrustSM, Series 1
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco QQQ TrustSM, Series 1 (the "Trust") as of September 30, 2024, the related statements of operations and changes in net assets for each of the three years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024, (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Trust as of September 30, 2024, the results of its operations and changes in its net assets for each of the three years in the period ended September 30, 2024, and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
  /s/PricewaterhouseCoopers LLP
Chicago, Illinois
December 23, 2024
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

Supplemental Information
(Unaudited)
I. Information Regarding Closing Prices vs. NAV Frequency Distribution
The table that follows presents information about the differences between the daily market prices on secondary market for one share of the Trust and the Trust’s net asset value. NAV is the price at which the Trust issues and redeems shares. The “Closing Market Price” of a share in the Trust is determined and published by The Nasdaq Stock Market, as of the time that the Trust’s NAV is calculated. The Trust’s Closing Market Price may be below, at or above, its NAV. The NAV will fluctuate with the changes in the market value or its portfolio holdings.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Closing Market Price of the Trust on a given day, generally at the time the NAV is calculated. A premium is the amount that the Trust is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Trust is trading below the reported NAV, expressed as a percentage of the NAV.
The following information shows the frequency distributions of premiums and discounts for the Trust for the period October 1, 2019 through September 30, 2024.
Each line in the table shows the number of trading days that the Trust traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future performance.
Invesco QQQ TrustSM, Series 1
Five Year Period Ended September 30, 2024
Premium/Discount Range	Number of Trading Days(a)	Percentage of Total Trading Days
Greater than 0.25%	7	0.56%
Between zero and 0.25%	617	49.05%
Closing Price Equal to NAV	-	-%
Between zero and -0.25%	622	49.44%
Less than -0.25%	12	0.95%
Total	1,258	100.00%
(a)
Number of Trading Days refers to the number of days during which there is buy/sell activity for the Trust on the Exchange.
II. Annualized and Cumulative Returns for Invesco QQQ TrustSM, Series 1
Annualized Total Return
For the Period Ending September 30, 2024
	Past One Year(a)			Past Five Year(a)			Past Ten Year(a)			From Inception(a)
	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
Invesco QQQ TrustSM, Series 1	37.21%	37.16%	37.48%	21.72%	21.72%	21.97%	18.28%	18.27%	18.53%	9.93%	9.93%	10.16%
Cumulative Total Return
For the Period Ending September 30, 2024
	Past One Year(a)			Past Five Year(a)			Past Ten Year(a)			From Inception(a)
	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
Invesco QQQ TrustSM, Series 1	37.21%	37.16%	37.48%	167.15%	167.14%	169.90%	435.97%	435.55%	447.34%	1025.14%	1023.04%	1086.31%
(a)
Annualized Total Returns and Cumulative Total Returns for the period since inception are calculated from the inception date of March 10, 1999. “Cumulative Total Return” represents the total change in value of an investment over the period indicated.

Supplemental Information—(continued)
(Unaudited)
Closing Market Price and NAV returns assume that dividends and capital gains distributions have been reinvested in the Trust at market closing price and NAV, respectively. Since Trust shares typically do not trade in the secondary market until after several days after Trust inception, for the period from inception to the first day of secondary market trading in fund shares, the NAV is used as a proxy for secondary market trading price to calculate closing market returns.
Unlike the Trust, the Underlying Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Trust. Trust expenses negatively impact the performance of the Trust. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption or sale of Trust shares. Trust shares may be worth more or less than their original cost when they are redeemed or sold in the market. The Trust’s past performance is no guarantee of future results.

Tax Information
(Unaudited)
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Trust designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended September 30, 2024:
	Qualified Business Income*	Qualified Dividend Income*	Dividends-Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco QQQ TrustSM, Series 1	0%	100%	100%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Trust’s fiscal year.

Invesco QQQ TrustSM, Series 1 (QQQ)
Sponsor
Invesco Capital Management, LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
Trustee
The Bank of New York Mellon
2 Hanson Place
Brooklyn, NY 11217
Distributor
Invesco Distributors, Inc.
11 Greenway Plaza
Houston, TX 77046
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1 N. Wacker Drive
Chicago, IL 60606
Legal Counsel
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W., Suite 700
Washington, D.C. 20036

Quarterly Portfolios
The Trust files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT will be available on the Commission’s website at www.sec.gov.

©2024 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-QQQ-AR-1
invesco.com/ETFs